(LOSS)/EARNINGS PER COMMON SHARE (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Numerator:
Net (loss)/income attributable to Navios Holdings common stockholders	$ (15,881)	$ 5,285	$ (26,036)	$ 14,744
Less: Dividend on Preferred Stock	(423)	(423)	(841)	(850)
(Loss)/income available to Navios Holdings common stockholders, basic	(16,304)	4,862	(26,877)	13,894
Plus: Dividend on Preferred Stock	0	423	0	850
(Loss)/income available to Navios Holdings common stockholders, diluted	$ (16,304)	$ 5,285	$ (26,877)	$ 14,744
Denominator:
Denominator for basic net income per share attributable to Navios Holdings common stockholders - weighted average shares	101,783,378	101,205,545	101,771,451	101,198,855
Dilutive potential common shares - weighted average restricted stock and restricted units		1,308,615		1,324,897
Convertible preferred stock and convertible debt		8,479,000		8,479,000
Dilutive effect of securities		9,787,615		9,816,051
Denominator for diluted net income per share attributable to Navios Holdings common stockholders - adjusted weighted shares and assumed conversions	101,783,378	110,993,160	101,771,451	111,014,906
Basic net (loss)/income per share attributable to Navios Holdings common stockholders	$ (0.16)	$ 0.05	$ (0.26)	$ 0.14
Diluted net (loss)/income per share attributable to Navios Holdings common stockholders	$ (0.16)	$ 0.05	$ (0.26)	$ 0.13